Short-term borrowings	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-term Borrowings

16.Short-term borrowings

-Bank borrowings

As of December 31, 2020 and 2021, the total short-term bank borrowings balance of the Group was US$ 6,472,096 and US$4,376,060, respectively. The short-term bank borrowings outstanding as of December 31, 2020 and 2021 carried a weighted average interest rate of 4.92% and 5.39% per annum, respectively.

a)The Group’s bank facility arrangements are summarized as follows:

On October 18, 2018, two fully owned subsidiaries of the Group obtained a three-year revolving loan facility in an aggregate principal amount not exceeding US$25.0 million from Taipei Fubon Commercial Bank Co. Ltd., Hong Kong Branch. On March 25, 2020, this aggregate principal amount changed to not exceeding US$18.0 million. Borrowings drawn down from the loan facility were charged by account receivables, bank accounts as well as inventories of these subsidiary and are also charged by certain of the Class B ordinary shares held by the Founders. As of December 31, 2019 and 2020, short-term bank borrowings amounted to US$ 14,695,000 and US$2,200,000, respectively, from such revolving loan facility. The loan has been repaid as of December 31, 2021.

On October 29, 2018, one of the fully owned subsidiaries of the Group obtained a two-year revolving loan facility in an aggregate principal amount not exceeding US$ 4,000,000 from The Hong Kong and Shanghai Banking Corporation Limited. As of December 31, 2019, borrowings drawn down from the loan facility were charged by certain accounts receivables with the carrying value of US$ 3,239,987 and bank deposits of US$ 2,000,000 which was classified as restricted cash and are also charged by the other two fully owned subsidiaries of the Group and the Founders. As of December 31, 2019, short-term bank borrowings with the amount of US$ 3,983,355 were from such revolving loan facility. The loan has been repaid as of December 31, 2020.

On March 18, 2019, one of the fully owned subsidiaries of the Group obtained a one-year revolving loan facility in an aggregate principal amount not exceeding US$ 2,150,168 (RMB 15,000,000) from China Merchants Bank, Shanghai Tianyaoqiao Branch. Borrowings drawn down from the loan facility were charged by the other fully owned subsidiary of the Group and the Founders. As of December 31, 2019, short-term bank borrowings with the amount of US$ 1,433,445 (RMB 10,000,000) were from such revolving loan facility. The loan has been repaid as of December 31, 2020.

On May 6, 2019, one of the fully owned subsidiaries of the Group obtained a one-year revolving loan facility in an aggregate principal amount not exceeding US$ 286,689 (RMB 2,000,000) from Ningbo Commerce Bank, Shanghai Branch. Borrowings drawn down from the loan facility were guaranteed by the Founders. As of December 31, 2019, short-term bank borrowings with the amount of US$ 274,603 (RMB 1,915,688) were from such revolving loan facility. The loan has been repaid as of December 31, 2020.

On August 14, 2020, one of the fully owned subsidiaries of the Group obtained a one-year revolving loan facility in an aggregate principal amount not exceeding US$ 766,295 (RMB 5,000,000) from Bank of Ningbo, Shanghai Branch. Borrowings drawn down from the loan facility were guaranteed by the Founders. As of December 31, 2020 and 2021, short-term bank borrowings with the amount of US$ 766,295 (RMB 5,000,000) and US$ 784,228 (RMB 5,000,000) were from such revolving loan facility.

On September 18, 2020, one of the fully owned subsidiaries of the Group obtained a one-year revolving loan facility in an aggregate principal amount not exceeding US$ 153,259 (RMB 1,000,000) from Bank of Ningbo, Shanghai Branch. Borrowings drawn down from the loan facility were collateralized by the Company’s property and equipment and guaranteed by the Founders and a third-party guarantor. As of December 31, 2020 and 2021, short-term bank borrowings with the amount of US$ 134,102 (RMB 875,000) and US$ 62,808 (RMB 400,442) were from such revolving loan facility.

b)The Group’s other bank borrowings are summarized as follows:

As of December 31, 2020 and 2021, bank borrowings of US$ 1,532,590 (RMB 10,000,000) and US$ 1,254,764 (RMB 8,000,000), respectively, were guaranteed by the Founders. On June 30, 2020, the Group entered into a one-year loan agreement with Industrial Bank, with a principal amount of US$ 1,226,072 and annual interest rate of 5.30%. The loan has been repaid as of December 31, 2021. On August 3, 2020, the Group entered into a six-month loan agreement with Industrial and Commercial Bank of China Limited, with a principal amount of US$ 306,518 and annual interest rate of 4.95%. The loan has been repaid as of December 31, 2021. On January 15, 2021, the Group entered into a six-month loan agreement with Industrial and Commercial Bank of China Limited, with a principal amount of US$313,691 (RMB 2,000,000) and annual interest rate of 4.65%. The loan has been repaid as of December 31, 2021. On June 25, 2021, the Group entered into a one-year loan agreement with Industrial Bank, with a principal amount of US$ 1,254,764 (RMB 8,000,000) and annual interest rate of 5.00%.

As of December 31, 2020 and 2021, bank borrowings of US$ 1,839,109 (RMB 12,000,000) and US$ 784,228 (RMB 5,000,000) were guaranteed by the Founders and a third-party guarantor. On November 30, 2020, the Group entered into a one-year loan agreement with Bank of Shanghai, with a principal amount of US$ 1,532,591 and annual interest rate of 3.85%. The loan has been repaid as of December 31, 2021. On December 7, 2020, the Group entered into a one-year loan agreement with Bank of Communications, with a principal amount of US$ 306,518 and annual interest rate of 4.05%. The loan has been repaid as of December 31, 2021. On September 30, 2021, the Group entered into a one-year loan agreement with Bank of Shanghai, with a principal amount of US$ 784,228 and annual interest rate of 4.35%.

On February 8, 2021, the Group entered into a one-year loan agreement with Nanjing Bank, with a principal amount of US$ 784,228 and annual interest rate of 5.39%. On June 10, 2021, the Group entered into a three-month loan agreement with Nanjing Bank, with a principal amount of US$ 627,382 and annual interest rate of 6.55%, the loans have been repaid as of December 31, 2021. On September 27, 2021, the Group entered into a four-month loan agreement with Nanjing Bank, with a principal amount of US$ 784,228 and annual interest rate of 6.55%. Outstanding balance of the above loans as of December 31, 2021 amounted to US$1,490,032.

-Other borrowings

As of December 31, 2020 and 2021, the total other borrowings of the Group was US$ 10,470,655 and US$ 5,944,584, respectively.

From July to December 2019, the Group entered into several one-year loan agreements with a third-party company with a total principal amount of US$ 4,466,687 and annual interest rates of 10.9%. The loans were collateralized by certain accounts receivable with carrying value of US$ 5,739,895. The loans have been repaid as of December 31, 2020.

From September to December 2019, the Group entered into a four-month loan agreement with a third-party company with a total principal amount of US$ 205,983 and annual interest rates of 10%. The loans were collateralized by certain accounts receivable with the carrying value of US$ 271,068. The loan has been repaid as of December 31, 2020.

From September to December 2019, the Group entered into a six-month loan agreement with a third-party company, with a principal amount of US$ 4,812,000 and annual interest rate of 7.8%. The loan has been repaid as of December 31, 2020.

From October to December 2019, the Group entered into a six-month loan agreement with a third-party company with a principal amount of US$ 1,777,989 and annual interest rate of 7%. The loans were collateralized by certain accounts receivable with the carrying value of US$ 2,214,141. The loan has been repaid as of December 31, 2020.

From January to September 2020, the Group entered into a four-month loan agreement with a third-party company with a total principal amount of US$ 374,381 and annual interest rates of 10%. The loans were collateralized by certain accounts receivable with carrying value of US$ 418,558. On January 12, 2021, the Group borrowed another total principal amount of US$313,691. All the loans have been repaid as of December 31, 2021.

From January to September 2020, the Group entered into a six-month loan agreement with a third-party company with a total principal amount of US$ 688,855 and annual interest rates of 6%. The loans were collateralized by certain accounts receivable with carrying value of US$ 576,736. From March to November 2021, the Group borrowed another total principal amount of US$1,506,000 from the third-party company. All the loans have been repaid as of December 31, 2021.

In October 2020, the Group entered into a six-month loan agreement with a third-party company with a total principal amount of US$ 1,750,000 and annual interest rates of 8.5%.This loan was repaid in 2021. From April to October 2021, the Group borrowed another six-month loan total principal amount of US$3,040,000 and annual interest rate of 8.5% from the third-party company. US$1,240,000 was repaid and the remaining balance was US$1,800,000 as of December 31, 2021.

From March to October 2020, the Group entered into a one-year loan agreement with a third-party company with a total principal amount of US$ 2,898,859 and annual interest rates of 10.9%. The loans were collateralized by certain accounts receivable with carrying value of US$ 4,599,394. From January to October 2021, the Group entered into a one-year loan agreement with a third-party company with a total principal amount of US$ 5,944,445 and interest rates of 10.9%. US$ 6,253,108 of these loans has been repaid and US$ 2,658,034 was outstanding as of December 31, 2021.

In November 2020, the Group entered into a one-year loan agreement with a third-party company with a total principal amount of US$ 1,703,693 and annual interest rates of 8.5%. The loans were collateralized by certain accounts receivable and inventories with carrying value of US$1,925,567 and collateralized by inventory in certain warehouses of the Group. From April to December 2021, the Group entered into a one-year loan agreement with a third-party company with a total principal amount of US$ 4,800,000 and an annual interest rate of 8.5%. US$ 5,762,143 of these loans has been repaid and US$741,550 was outstanding as of December 31, 2021.

In December 2020, the Group entered into a three-month loan agreement with a third-party company with a total principal amount of US$ 2,554,867 and annual interest rates of 7.8%.From March to November 2021, the Group entered into a three-month loan agreement with a third-party company with a total principal amount of US$ 4,070,000 and annual interest rates of 8.5%. US$ 6,224,867 of these loans has been repaid and US$400,000 was outstanding as of December 31, 2021.

From June to December 2020, the Group entered into a 45-days loan agreement with a third-party company with a total principal amount of US$ 500,000 and annual interest rates of 9.0%. From March to November 2021, the Group entered into a three-month loan agreement with a third-party company with a total principal amount of US$ 2,210,000 and annual interest rates of 9.0%. US$ 2,410,000 of these loans has been repaid and US$300,000 was outstanding as of December 31, 2021.

In April 2021, the Group entered into a three-month loan agreement with a third-party company with a total principal amount of US$ 104,688 and an annual interest rate of 9.6%. The loan was repaid in 2021.

In 2021, the Group borrowed from a third-party company with a total principal amount of US$ 1,845,000 and repaid US$ 1,800,000. The remaining balance of this loan amounted to $45,000. The loan has no interest and is due on demand.

-Bank and other borrowings:

There exists no restrictive financial covenants attached to any of the Group’s short-term borrowings.

The short-term other borrowings outstanding as of December 31, 2020 and 2021 carried a weighted average interest rate of 7.39% and 7.78% per annum, respectively.

Interest expenses of bank and other borrowings were US$ 2,605,167, US$ 2,650,317 and US$ 1,894,531, for the years ended December 31, 2019, 2020 and 2021, respectively.